UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21994

                   FIRST TRUST STRATEGIC HIGH INCOME FUND III
               (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                                WHEATON, IL 60187
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                WHEATON, IL 60187
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000

                       Date of fiscal year end: JANUARY 31

                    Date of reporting period: APRIL 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


FIRST TRUST STRATEGIC HIGH INCOME FUND III
PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2009 (UNAUDITED)

PRINCIPAL                                                                       STATED
  VALUE                             DESCRIPTION                       COUPON   MATURITY      VALUE
---------   -------------------------------------------------------   ------   --------   -----------
ASSET-BACKED SECURITIES -- 8.5%
            ABCLO, Ltd.
3,500,000      Series 2007-1A, Class D (b) (c) ....................     5.03%  04/15/21   $   219,625
            Bear Stearns Asset Backed Securities Trust
4,000,000      Series 2007-HE3, Class M9 (b) ......................     2.69%  04/25/37        28,800
5,057,000      Series 2007-SD3, Class M8 (b) ......................     1.69%  05/25/37        14,817
            BNC Mortgage Loan Trust
5,792,000      Series 2007-2, Class B1 (b) (c) ....................     2.94%  05/25/37       134,259
  751,450      Series 2007-2, Class B2 (b) (c) ....................     2.94%  05/25/37         7,680
4,000,000      Series 2007-3, Class B2 (b) (c) ....................     2.94%  07/25/37        47,880
            Eaton Vance CDO Ltd.
2,500,000      Series 2006-8A, Class D (b) (d) ....................     4.65%  08/15/22       127,550
            Exum Ridge CBO
2,882,610      Series 2007-1A, Class D (b) (d) (e) ................     4.98%  03/22/14       432,391
            GSamp Trust
  988,478      Series 2006-S3, Class A2 ...........................     5.77%  05/25/36        90,240
1,297,042      Series 2006-S5, Class A1 (b) .......................     0.53%  09/25/36        36,127
            Home Equity Asset Trust
2,823,367      Series 2007-3, Class M9 (b) ........................     2.94%  08/25/37        27,641
            Indymac Residential Asset Backed Trust
5,000,000      Series 2007-B, Class M10 (b) .......................     2.94%  07/25/37       136,050
            Long Beach Mortgage Loan Trust
1,943,526      Series 2006-A, Class A2 ............................     5.55%  05/25/36       155,482
            Loomis Sayles Ltd.
4,703,480      Series 2006-1A, Class E (b) (d) ....................     4.94%  10/26/20       399,890
            Park Place Securities, Inc.
3,142,111      Series 2005-WCW3, Class M11 (b) (c) ................     2.94%  08/25/35        11,312
            Renaissance Home Equity Trust
2,750,000      Series 2007-2, Class M9 ............................     7.50%  06/25/37       120,367
            Rosedale CLO Ltd.
2,500,000      Series 1-A, Class II (d) ...........................     (f)    07/24/21        75,000
            Signature 5 Ltd.
4,516,480      Series 5A, Class C (c) .............................    12.56%  10/27/12       592,833
            Soundview Home Equity Loan Trust
3,516,230      Series 2007-OPT1, Class M10 (b) (d) ................     2.94%  06/25/37        34,318
3,400,000      Series 2007-OPT2, Class M10 (b) (c) ................     2.94%  07/25/37        76,160
            Structured Asset Securities Corp.
4,376,188      Series 2007-BC3, Class B1 (b) (c) ..................     2.94%  05/25/47        64,111
4,008,339      Series 2007-OSI, Class M10 (b) .....................     2.94%  06/25/37        18,438
            Telos CLO Ltd.
3,000,000      Series 2007-2A, Class E (b) (c) ....................     6.13%  04/15/22       198,960
            WaMu
2,000,000      Series 2007-HE3, Class M9 (b) ......................     2.94%  05/25/47         7,709
            Wells Fargo Home Equity Trust
1,202,367      Series 2007-2, Class B1 (b) (c) ....................     2.94%  04/25/37        10,184
                                                                                          -----------
            TOTAL ASSET-BACKED SECURITIES
            (Cost $44,567,613) ....................................                         3,067,824
                                                                                          -----------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC HIGH INCOME FUND III
PORTFOLIO OF INVESTMENTS (a) -- (CONTINUED)
APRIL 30, 2009 (UNAUDITED)

PRINCIPAL                                                                       STATED
  VALUE                             DESCRIPTION                       COUPON   MATURITY      VALUE
---------   -------------------------------------------------------   ------   --------   -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.5%
            Bear Stearns Alt-A Trust
2,225,010      Series 2006-8, Class 2A2 ...........................     5.34%  08/25/46   $   435,641
            Countrywide Alternative Loan Trust
3,304,153      Series 2005-56, Class M4 (b) .......................     1.36%  11/25/35       190,617
2,845,000      Series 2007-OA6, Class M9 (b) ......................     1.94%  06/25/37        62,476
            Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
3,505,258      Series 2007-OA3, Class M10 (b) (c) .................     2.94%  07/25/47        73,856
4,001,349      Series 2007-OA4, Class M10 (b) .....................     3.44%  08/25/47       134,205
            Greenpoint Mortgage Funding Trust
4,944,154      Series 2007-AR2, Class 2M9 (b) .....................     2.19%  05/25/37       167,706
            Indymac Indx Mortgage Loan Trust
2,033,777      Series 2007-FLX3, Class M5 (b) .....................     2.69%  06/25/37        23,226
1,428,186      Series 2007-FLX3, Class M6 (b) .....................     2.69%  06/25/37        10,240
            Lehman XS Trust
5,004,730      Series 2007-4N, Class M9 (b) .......................     2.19%  03/25/47        78,875
            TBW Mortgage Backed Pass-Through Certificates
2,270,000      Series 2007-2, Class M4 (b) ........................     1.94%  07/25/37        41,927
3,240,000      Series 2007-2, Class M5 (b) ........................     2.44%  07/25/37        63,569
                                                                                          -----------
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
            (Cost $27,701,769) ....................................                         1,282,338
                                                                                          -----------
CORPORATE BONDS AND NOTES -- 19.0%
3,500,000   AmeriCast Technologies, Inc. (d) ......................    11.00%  12/01/14     2,432,500
2,000,000   Dayton Superior Corp. .................................    13.00%  06/15/09     1,105,000
2,500,000   Dune Energy Inc. ......................................    10.50%  06/01/12       825,000
1,000,000   International Coal Group, Inc. ........................    10.25%  07/15/14       655,000
            MSX International UK/MXS
               International Business Service FR/MXS
3,000,000      International GmBH (d) .............................    12.50%  04/01/12       615,000
3,500,000   Rafealla Apparel Group, Inc., Series B ................    11.25%  06/15/11       507,500
1,500,000   Rare Restaurant Group LLC (d) .........................     9.25%  05/15/14       712,500
                                                                                          -----------
            TOTAL CORPORATE BONDS AND NOTES
            (Cost $17,026,649) ....................................                         6,852,500
                                                                                          -----------
STRUCTURED NOTES -- 4.7%
            Bacchus Ltd.
3,000,000      Series 2006-1I, Subordinated Note (d) ..............     (f)    01/20/19     1,140,000
            InCaps Funding II Ltd./InCaps Funding II Corp.
4,800,000      Subordinated Note (d) ..............................     (f)    01/15/34       480,000
            Preferred Term Securities XXVI, Ltd.
2,500,000      Subordinated Note (c) ..............................     (f)    09/22/37           250
            Primus CLO Ltd.
2,625,000      Series 2007-2I, Subordinated Bond (d) ..............     (f)    07/15/21        78,750
                                                                                          -----------
            TOTAL STRUCTURED NOTES
            (Cost $7,405,620) .....................................                         1,699,000
                                                                                          -----------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC HIGH INCOME FUND III
PORTFOLIO OF INVESTMENTS (a) -- (CONTINUED)
APRIL 30, 2009 (UNAUDITED)

  SHARES                                    DESCRIPTION                                      VALUE
---------   ---------------------------------------------------------------------------   -----------
PREFERRED SECURITIES -- 0.5%
    1,000   Stanfield Vantage CLO Ltd. (d) (f) ........................................   $   150,000
    3,000   White Marlin CDO Ltd., Series AI (d) (e) (f) ..............................        15,000
                                                                                          -----------
            TOTAL PREFERRED SECURITIES
            (Cost $1,099,377) .........................................................       165,000
                                                                                          -----------
            TOTAL INVESTMENTS -- 36.2%
            (Cost $97,801,028) (g) ....................................................    13,066,662
            NET OTHER ASSETS AND LIABILITIES -- 63.8% .................................    23,020,298
                                                                                          -----------
            NET ASSETS -- 100.0% ......................................................   $36,086,960
                                                                                          ===========

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Floating rate security. The interest rate shown reflects the rate in effect at April 30, 2009.

(c) This security, sold within the terms of a private placement memorandum, is exempt from registration under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 1C - Restricted Securities in the Notes to Quarterly Portfolio of Investments).

(d) This security, sold within terms of a private placement memorandum, is exempt from registration under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, securities noted as such amounted to $6,692,899 or 18.5% of net assets.

(e)  The issuer is in default. Income is not being accrued.

(f) Zero Coupon Bond. The interest rate shown reflects the yield at time of purchase.

(g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $0 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $84,734,366.

CBO  Collateralized Bond Obligation
CDO  Collateralized Debt Obligation
CLO  Collateralized Loan Obligation

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC HIGH INCOME FUND III
PORTFOLIO OF INVESTMENTS (a) -- (CONTINUED)
APRIL 30, 2009 (UNAUDITED)

SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's total investments as of April 30, 2009 is as follows (See Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

VALUATION INPUTS                                     INVESTMENTS
----------------                                     -----------
Level 1 -- Quoted Prices .........................   $        --
Level 2 -- Other Significant Observable Inputs ...    10,540,039
Level 3 -- Significant Unobservable Inputs .......     2,526,623
                                                     -----------
Total ............................................   $13,066,662
                                                     ===========

The following table presents the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

INVESTMENTS AT FAIR VALUE USING SIGNIFICANT
UNOBSERVABLE INPUTS (LEVEL 3)                        INVESTMENTS
-------------------------------------------          -----------
Balance as of January 31, 2009 ...................   $ 3,546,826
Transfers in (out) of Level 3 ....................            --
Net realized gains (losses) ......................            --
Net realized appreciation (depreciation) .........    (1,020,203)
Net purchases (sales) ............................            --
                                                     -----------
Balance as of April 30, 2009 .....................   $ 2,526,623
                                                     ===========

Net unrealized depreciation from Level 3 investments held as of April 30, 2009 was $9,574,210.

                 See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                   FIRST TRUST STRATEGIC HIGH INCOME FUND III
                           APRIL 30, 2009 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust Strategic High Income Fund III (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued dividends and interest), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund) by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price on the business day as of which such value is being determined or, if no sales are reported on such day (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain U.S. Government securities are valued at the mean between the last reported bid and asked prices. The Fund values mortgage-backed securities and other debt securities not traded in an organized market on the basis of valuations provided by dealers who make markets in such securities or by independent pricing services approved by the Board of Trustees which use information with respect to transactions in such securities, quotations from dealers, market transactions for comparable securities, various relationships between securities and yield to maturity in determining value. The Fund's Portfolio of Investments includes investments with a value of $2,526,623 (19.3% of total investments) as of April 30, 2009, whose values have been determined based on prices supplied by dealers and investments with a value of $10,540,039 (80.7% of total investments), whose values have been determined based on prices supplied by independent pricing services. These values may differ from the values that would have been used had a ready market for these investments existed, and the differences could be material.

Debt securities having a remaining maturity of less than sixty days when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

In the event that market quotations are not readily available, the pricing service or dealer does not provide a valuation for a particular security, or the valuations are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal market for particular securities (e.g. domestic debt and foreign securities) but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. A variety of factors may be considered in determining the fair value of such securities including 1) the fundamental business data relating to the issuer; 2) an evaluation of the forces which influence the market in which these securities are purchased and sold; 3) type of holding; 4) financial statements of the issuer; 5) cost at date of purchase; 6) credit quality and cash flow of issuer based on external analysis; 7) information as to any transactions in or offers for the holding; 8) price and extent of public trading in similar securities of the issuer/borrower, or comparable companies; and 9) other relevant factors. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale.

The Fund invests a significant portion of its assets in below-investment grade debt securities, including mortgage-backed securities, asset-backed securities, corporate bonds and collateralized debt obligations. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Instability in the markets for fixed-income securities, particularly mortgage-backed and asset-backed securities, has resulted in increased volatility and periods of illiquidity that have adversely impacted the valuation of certain securities held by the Fund.

                   FIRST TRUST STRATEGIC HIGH INCOME FUND III
                           APRIL 30, 2009 (UNAUDITED)

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

     -    Level 1 -- quoted prices in active markets for identical securities

     -    Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     -    Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of April 30, 2009 is included in the Fund's Portfolio of Investments.

In April 2009, FASB issued FASB Staff Position No. 157-4, "Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly", ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Fund's financial statement disclosures, if any.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Fund invests in certain lower credit quality securitized assets that have contractual cash flows (for example, asset-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities). For these securities, if there is a change in the estimated cash flows, based on an evaluation of current information, then the estimated yield is adjusted on a prospective basis over the remaining life of the security. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and amortization/accretion and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. At April 30, 2009, the Fund had no when-issued or delayed-delivery purchase commitments.

C. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2009, the Fund held restricted securities as shown in the following table that Valhalla Capital Partners, LLC, the Fund's sub-advisor ("Valhalla"), has deemed illiquid pursuant to procedures adopted by the Fund's Board of Trustees. Although recent instability in the markets has resulted in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 1A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

                   FIRST TRUST STRATEGIC HIGH INCOME FUND III
                           APRIL 30, 2009 (UNAUDITED)

                                                                                   CARRYING                               % OF
                                                      ACQUISITION    PRINCIPAL      VALUE       CARRYING                   NET
SECURITY                                                  DATE         VALUE      PER SHARE       COST         VALUE     ASSETS
--------                                              -----------   -----------   ---------   -----------   ----------   ------
ABCLO, Ltd.
   Series 2007-1A, Class D, 5.03%, 04/15/21             04/25/07    $ 3,500,000     $ 6.28    $ 3,493,679   $  219,625    0.61%
BNC Mortgage Loan Trust
   Series 2007-2, Class B1, 2.94%, 05/25/37             07/12/07      5,792,000       2.32      3,103,699      134,259    0.37
   Series 2007-2, Class B2, 2.94%, 05/25/37             11/21/07        751,450       1.02         36,710        7,680    0.02
   Series 2007-3, Class B2, 2.94%, 07/25/37             06/27/07      4,000,000       1.20      3,224,501       47,880    0.13
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
   Series 2007-OA3, Class M10, 5.22%, 04/28/11          05/22/07      3,505,258       2.11      2,704,207       73,856    0.21
Park Place Securities, Inc.
   Series 2005-WCW3, Class M11, 2.94%, 08/25/35         12/26/07      3,142,111       0.36        216,619       11,312    0.03
Preferred Term Securities XXVI, Ltd.
   Subordinated Note, 09/22/37                          06/06/07      2,500,000         --             --          250    0.00
Signature 5, Ltd.
   Series 5A, Class C, 12.56%, 10/27/12                 05/21/07      4,516,480      13.13      4,508,060      592,833    1.64
Soundview Home Equity Loan Trust
   Series 2007-OPT2. Class M10, 2.94%, 07/25/37         06/18/07      3,400,000       2.24      3,035,327       76,160    0.21
Structured Asset Securities Corp.
   Series 2007-BC3, Class B1, 2.94%, 05/25/47           05/30/07      4,376,188       1.47        993,976       64,111    0.18
Telos CLO Ltd.
   Series 2007-2A, Class E, 6.13%, 04/15/22             05/04/07      3,000,000       6.63      3,030,810      198,960    0.55
Wells Fargo Home Equity Trust
   Series 2007-2, Class B1, 2.94%, 04/25/37             04/23/07      1,202,367       0.85         59,591       10,184    0.03
                                                                    -----------               -----------   ----------    ----
                                                                    $39,685,854               $24,407,179   $1,437,110    3.98%
                                                                    ===========               ===========   ==========    ====

                               2. SUBSEQUENT EVENT

Valhalla resigned as sub-advisor to the Fund effective June 30, 2009. First Trust, the Fund's investment advisor, is currently evaluating the impact of Valhalla's resignation on the Fund and is assessing long-term alternatives to ensure continuity of portfolio management for the Fund.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST STRATEGIC HIGH INCOME FUND III

By (Signature and Title)*           /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                                    James A. Bowen, Chairman of the Board,
                                    President and Chief Executive Officer
                                    (principal executive officer)

Date     JUNE 18, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                                    James A. Bowen, Chairman of the Board,
                                    President and Chief Executive Officer
                                    (principal executive officer)

Date     JUNE 18, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*           /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                                    Mark R. Bradley, Treasurer, Controller,
                                    Chief Financial Officer and Chief Accounting
                                    Officer
                                    (principal financial officer)

Date     JUNE 18, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.